CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net Income	$ 1,268.4	$ 1,327.1	$ 1,283.8
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and amortization	954.5	904.8	850.8
Amortization of excess cost of equity investments	6.7	5.8	5.8
Loss on remeasurement of previously held equity method interest in KinderHawk	167.2	0	0
Non-cash compensation expense allocated from parent	89.9	4.6	5.7
Earnings from equity investments	(311.1)	(223.1)	(189.7)
Distributions from equity investments	286.6	219.8	234.5
Proceeds from termination of interest rate swap agreements	73.0	157.6	144.4
Changes in components of working capital:
Accounts receivable	14.1	17.7	54.5
Inventories	17.6	(20.8)	(20.0)
Other current assets	(60.5)	31.6	(75.9)
Accounts payable	38.1	(9.4)	(184.6)
Accrued interest	19.0	17.1	50.2
Accrued taxes	(9.2)	(12.9)	5.3
Decrease in cash book overdrafts	(11.5)	(2.2)	(8.0)
Accrued liabilities	0.1	12.8	(24.1)
Rate reparations, refunds and other litigation reserve adjustments	170.4	(34.3)	2.5
Other, net	160.5	20.6	(26.1)
Net Cash Provided by Operating Activities	2,873.8	2,416.8	2,109.1
Cash Flows From Investing Activities
Acquisition of equity investments	(970.6)	(925.7)	(36.0)
Acquisition of assets	(208.1)	(287.5)	(292.9)
Repayments of notes from related party	31.3	2.7	3.7
Repayments (Loans) from customers	0	0	109.6
Capital expenditures	(1,199.5)	(1,000.9)	(1,323.8)
Sale or casualty of property, plant and equipment, and other net assets net of removal costs	25.0	34.3	47.4
(Investments in) Net proceeds from margin and restricted deposits	57.7	(32.2)	(18.5)
Contributions to equity investments	(371.0)	(299.3)	(2,051.8)
Distributions from equity investments in excess of cumulative earnings	214.7	189.8	112.0
Other	3.6	7.2	0.2
Net Cash Used in Investing Activities	(2,416.9)	(2,311.6)	(3,450.1)
Cash Flows From Financing Activities
Issuance of debt	7,501.9	7,140.1	6,891.9
Payment of debt	(6,393.7)	(6,186.4)	(4,857.1)
Debt issue costs	(17.7)	(22.9)	(13.7)
Proceeds from issuance of common units	955.3	758.7	1,155.6
Contributions from noncontrolling interests	29.1	12.5	15.4
Distributions to partners and noncontrolling interests:
Common Units	(1,029.9)	(918.7)	(809.2)
Class B units	(24.4)	(22.9)	(22.3)
General Partner	(1,161.4)	(861.7)	(918.4)
Noncontrolling interests	(27.9)	(23.3)	(22.0)
Other, net	(0.4)	(0.4)	(1.1)
Net Cash Provided by Financing Activities	(169.1)	(125.0)	1,419.1
Effect Of Exchange Rate On Cash And Cash Equivalents	(7.6)	2.3	6.0
Net (decrease) increase in Cash and Cash Equivalents	280.2	(17.5)	84.1
Cash and Cash Equivalents, Beginning of Period	129.1	146.6	62.5
Cash and Cash Equivalents, End of Period	409.3	129.1	146.6
Noncash Investing and Financing Activities
Assets acquired by the issuance of units	23.7	81.7	5.0
Assets acquired by the assumption or incurrence of liabilities	206.5	13.8	7.7
Assets aquired by the issuance of note	2.1	0	0
Contribution of net assets to investments	7.9	20.0	0
Sale of investment ownership interest in exchange for note	4.1	0	0
Supplemental Disclosures of Cash Flow Information
Cash paid during the period for interest (net of capitalized interest)	518.0	472.8	400.3
Cash (received) paid during the period for income taxes	$ 10.0	$ (2.2)	$ 3.4